Related Party Transactions (Details) - Schedule of Sales to Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changjiang Zhongrong Hengde Environmental Protection Co., LTD [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total		$ 215,693
Shexian Ruibo [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total	44,325	82,453	61,177
Q Green Techcon Private Limited [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total		6,729	220,607
Related Party [Member]
Related Party Transactions (Details) - Schedule of Sales to Related Parties [Line Items]
Total	$ 44,325	$ 304,875	$ 281,784